Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.92975%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,422,586.50

Principal:
Principal Collections	$29,515,410.92
Prepayments in Full	$18,061,643.64
Liquidation Proceeds	$15,185.82
Recoveries	$0.00
Sub Total	$47,592,240.38
Collections	$51,014,826.88

Purchase Amounts:
Purchase Amounts Related to Principal	$97,142.10
Purchase Amounts Related to Interest	$386.91
Sub Total	$97,529.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,112,355.89

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,112,355.89
Servicing Fee	$1,145,742.96	$1,145,742.96	$0.00	$0.00	$49,966,612.93
Interest - Class A-1 Notes	$312,772.78	$312,772.78	$0.00	$0.00	$49,653,840.15
Interest - Class A-2a Notes	$560,208.67	$560,208.67	$0.00	$0.00	$49,093,631.48
Interest - Class A-2b Notes	$120,609.38	$120,609.38	$0.00	$0.00	$48,973,022.10
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$48,299,089.68
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$48,088,414.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,088,414.10
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$48,018,337.10
Second Priority Principal Payment	$13,577,721.03	$13,577,721.03	$0.00	$0.00	$34,440,616.07
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$34,391,266.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,391,266.07
Regular Principal Payment	$189,838,499.41	$34,391,266.07	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,112,355.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,577,721.03
Regular Principal Payment					$34,391,266.07
Total					$47,968,987.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$47,968,987.10	$188.82	$312,772.78	$1.23	$48,281,759.88	$190.05
Class A-2a Notes	$0.00	$0.00	$560,208.67	$1.57	$560,208.67	$1.57
Class A-2b Notes	$0.00	$0.00	$120,609.38	$1.61	$120,609.38	$1.61
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$47,968,987.10	$36.45	$1,997,625.83	$1.52	$49,966,612.93	$37.97

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$203,416,220.44	0.8006936	$155,447,233.34	0.6118765
Class A-2a Notes	$357,580,000.00	1.0000000	$357,580,000.00	1.0000000
Class A-2b Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,265,256,220.44	0.9615213	$1,217,287,233.34	0.9250676

Pool Information
Weighted Average APR	2.976%	2.945%
Weighted Average Remaining Term	56.23	55.44
Number of Receivables Outstanding	50,560	49,330
Pool Balance	$1,374,891,557.50	$1,327,178,916.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,269,562,110.70	$1,225,358,499.41
Pool Factor	0.9649721	0.9314848

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$101,820,416.83
Targeted Overcollateralization Amount	$144,756,303.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,891,682.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$23,258.78
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$23,258.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0203%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0001%
Current Collection Period			0.0207%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		165	$23,373.03
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$23,373.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0016%

Average Realized Loss for Receivables that have experienced a Realized Loss			$141.65
Average Net Loss for Receivables that have experienced a Realized Loss			$141.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	258	$7,612,089.48
61-90 Days Delinquent	0.04%	18	$507,310.34
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.61%	276	$8,119,399.82

Repossession Inventory:
Repossessed in the Current Collection Period		13	$556,252.35
Total Repossessed Inventory		16	$665,068.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0020%
Current Collection Period			0.0365%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0382%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer